OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of Segment Reporting Information, by Segment
The following is a summary of the reported amounts of income or loss, and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2018	Marigold mine	Seabee Gold Operation	Puna Operations (1)	Exploration, evaluation and development properties	Other reconciling items (2)	Total
	$	$	$	$	$	$
Revenue	250,341	115,655	54,679	—	—	420,675
Cost of inventory	(143,380)	(46,054)	(55,677)	—	—	(245,111)
Depletion, depreciation and amortization	(56,748)	(38,818)	(3,153)	—	—	(98,719)
Cost of sales	(200,128)	(84,872)	(58,830)	—	—	(343,830)
Income from mine operations	50,213	30,783	(4,151)	—	—	76,845

Exploration, evaluation and reclamation expenses	(769)	(7,703)	919	(2,857)	(3,599)	(14,009)
Operating income (loss)	43,399	20,657	(8,457)	(2,801)	(22,903)	29,895
Income (loss) before income tax	26,239	20,204	(9,066)	(2,751)	(26,536)	8,090

Total assets	478,187	448,891	185,298	71,830	336,932	1,521,138
Non-current assets	235,242	321,802	121,890	69,263	26,498	774,695
Total liabilities	(79,210)	(93,017)	(62,243)	(6,330)	(274,362)	(515,162)

Year ended and at December 31, 2017	Marigold mine	Seabee Gold Operation	Puna Operations (1)	Exploration, evaluation and development properties	Other reconciling items (2)	Total
	$	$	$	$	$	$
Revenue	250,825	108,334	89,614	—	—	448,773
Cost of inventory	(129,176)	(51,683)	(62,139)	—	—	(242,998)
Depletion, depreciation and amortization	(54,983)	(40,375)	(7,058)	—	—	(102,416)
Export duties reversal (note 13)	—	—	4,303	—	—	4,303
Restructuring costs (note 18)	—	—	(109)	—	—	(109)
Inventory (provision) reversal (note 7)	—	(632)	6,342	—	—	5,710
Cost of sales	(184,159)	(92,690)	(58,661)	—	—	(335,510)
Income from mine operations	66,666	15,644	30,953	—	—	113,263

Exploration, evaluation and reclamation expenses	(1,875)	(5,050)	(324)	(8,357)	(375)	(15,981)
Impairment reversal (note 9)	—	—	24,357	—	—	24,357
Operating income (loss)	64,935	10,594	52,788	(8,360)	(18,625)	101,332
Income (loss) before income tax	63,959	10,126	46,379	(14,840)	(31,037)	74,587

Total assets	436,815	418,210	200,590	72,825	409,014	1,537,454
Non-current assets	222,800	346,647	77,112	71,782	798	719,139
Total liabilities	(73,526)	(92,050)	(77,850)	(6,496)	(263,604)	(513,526)

(1)
Following the formation of the Puna Operations joint venture in 2017, the Pirquitas property was combined with the Chinchillas project into the Puna Operations operating segment and the segment has been amended accordingly. We consolidate Puna Operations which includes non-controlling interest portion of revenues, and income (loss) from mine operations for the year ended December 31, 2018 of $13,077,000 and $(1,243,000), respectively, (2017: $12,361,000 and $4,039,000)

(2)	Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.

Disclosure of Revenue by Product

Years ended December 31	2018	2017
	%	%
Gold	87	80
Silver	12	20
Zinc	1	—
Lead	—	—

Disclosure of Long-lived Assets by Geographic Areas	Non-current assets by location

	December 31, 2018	December 31, 2017
	$	$
Canada	357,783	348,455
United States	236,054	224,612
Argentina	113,534	79,250
Mexico	66,749	66,131
Other	575	691
Total	774,695	719,139